Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Receivables	₩ 7,688,183	₩ 8,574,457
Other receivables [member]
Disclosure of financial assets [line items]
Loans	42,413	51,854
Receivables	2,913,728	3,539,742
Accrued income	40,950	43,920
Refundable deposits	264,054	299,935
Loans receivable	1,209,887	1,067,005
Finance lease receivables	202,372	141,883
Others	53,656	58,357
Less: Provision for impairment	(204,594)	(183,636)	₩ (218,543)
Other receivables	₩ 4,522,466	₩ 5,019,060